Other Operating Expenses and (Income), Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Component Of Other Income And Expense [Line Items]
Other operating expenses and (income), net	$ 793,000	$ (8,043,000)	$ 15,653,000
Gains on sale of assets	19,366,000	$ (410,000)	$ (14,093,000)
Nonrecurring repair costs	12,668,000
Other Operating Expenses and (Income), Net
Component Of Other Income And Expense [Line Items]
Gains on sale of assets	19,366,000
Other Operating Expenses and (Income), Net | Executive
Component Of Other Income And Expense [Line Items]
Retirement expense	$ 10,813,000